Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of short-term borrowings

Short-term borrowings are summarized as follows:

	December 31,
(in thousands)	2013	2012
Securities sold under agreements to repurchase	$3,988	$12,946
Line of credit	1,800	1,800

Total Short-Term Borrowings	$5,788	$14,746

Short-term borrowings

The following schedule provides certain information about the Company’s short-term borrowings for the periods indicated:

	December 31,
(dollars in thousands)	2013	2012
Outstanding at year-end	$5,788	$14,746
Maximum month-end outstanding	$57,302	$31,850
Average daily outstanding	$21,387	$14,560
Weighted average rate during the year	0.98%	0.25%
Average rate at year end	1.51%	0.75%

Maturities on long-term debt	As of December 31, 2013 maturities on long-term debt were as follows:

(In thousands)	Long-term debt
2014	$500
2015	—
2016	—
2017	—
2018 and thereafter	—

Total	$500